INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule Of Corporate Income Tax Rate By Jurisdiction
Tax rate

Australia	30%
Canada (*)	15%
Germany	27%
Hong Kong	16.5%
Japan	39.6%
Spain	25%
United States (*)	35%
(*)	Federal.

Schedule of Deferred Income Taxes

	December 31,
	2014	2013

Net operating loss carryforward	35,839	$44,440
Tax credits	8,234	6,079
Share-based compensation costs	-	248
Capital losses carryforward (1)	18,783	20,087
Bad debt reserve	557	868
Deferred revenues	1,383	2,278
Accrued Warranty Reserve	1,117	65
Inventory Reserve	1,207	821
Intangible Assets – Patents	981	1,132
Other Temporary Differences	3,816	3,121
Total deferred tax asset before valuation allowance	71,917	79,139
Valuation allowance	(44,777)	(51,561)

Total deferred tax asset	27,140	27,578

Intangible assets acquired	(5,820)	(5,142)

Total deferred tax liability	(5,820)	(5,142)

Net deferred tax asset (2)	21,320	$22,436

(1)	The Company has capital loss carryforwards resulting mainly from the difference between the reporting currency and the tax basis of the investments in Marketable securities.

(2)	Net deferred tax asset (liability) is recorded in the following balance sheet line items:

Schedule Of Deferred Taxes Recorded In Balance Sheet
	December 31,
	2014	2013

Current assets	7,935	$6,939
Deferred tax assets	13,525	17,927
Deferred tax liability	(140)	(2,430)

Net deferred tax asset	21,320	$22,436

Changes To Unrecognized Tax Benefits
Gross tax liabilities at January 1, 2013	$14,819

Additions based on tax positions related to the current year	5
Additions for tax positions of prior years	5
Reductions due to settlements with tax authorities	(12,552)
Reductions for positions of prior years	(158)

Gross tax liabilities at December 31, 2013	2,119

Additions based on tax positions related to the current year
Additions for tax positions of prior years	42
Reductions for positions of prior years	(286)

Gross tax liabilities at December 31, 2014	1,875

Tax Filings Subject To Examination
Israel	-	2012 - present
United States	-	2011 - present
Australia	-	2010 - present
Germany	-	2010 - present
Canada	-	2010 - present
Japan	-	2011 - present
Spain	-	2010 - present

Schedule Of Loss Before Taxes On Income
	Year ended December 31
	2014	2013	2012

Domestic	(9,759)	$(14,289)	$(21,890)
Foreign	6,854	8,196	15,047

	(2,905)	$(6,093)	$(6,843)

Schedule Of Taxes On Income
	Year ended December 31,
	2014	2013	2012

Current taxes:
Domestic	1,385	$(6,338)	$6,782
Foreign	1,886	2,084	780

	3,271	(4,254)	7,562
Deferred taxes:
Domestic	96	(140)	(207)
Foreign	(1,072)	(3,246)	(11,857)

	(976)	(3,386)	(12,064)

Taxes on income (tax benefit)	2,295	$(7,640)	$(4,502)

Reconciliation Of Statutory Tax Rate To Effective Tax Rate
	Year ended December 31,
	2014	2013	2012

Loss before taxes on income	(2,905)	$(6,093)	$(6,843)

Statutory tax rate	26.5%	25%	25%

Theoretical tax benefits on the above amount at the Israeli statutory tax rate	(770)	$(1,523)	$(1,711)
Difference in basis of measurement for tax purpose	4,853	1,288	2,984
Change in valuation allowance, net	(6,784)	(969)	(12,176)
Non-deductible stock-based compensation	1,215	1,485	122
Non-deductible expenses	355	492	257
State deferred taxes	174	2,363	(400)
Increase (decrease) in taxes resulting from tax settlement with tax authorities	-	(8,925)	-
Difference in tax rates	658	(3,108)	4,118
Tax contingencies	60	(111)	5,929
Tax Credits	(491)	-	-
Impairment	1,216	-	-
Withholding Taxes	1,386	1,441	-
Return to provision	227	(16)	(3,449)
Others	196	(57)	(176)

Actual tax expense (benefit)	2,295	$(7,640)	$(4,502)